INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about intangible assets [abstract]
INTANGIBLE ASSETS	INTANGIBLE ASSETS

Figures in millions	Goodwill	Other	Total
US Dollars
Cost
Balance at 1 January 2019	116	167	283
Transfer to assets and liabilities held for sale	—	(26)	(26)
Transfers and other movements(1)	—	3	3
Balance at 31 December 2019	116	144	260
Accumulated amortisation and impairments
Balance at 1 January 2019	—	160	160
Amortisation for the year	—	3	3
Transfer to assets and liabilities held for sale	—	(26)	(26)
Balance at 31 December 2019	—	137	137
Net book value at 31 December 2019	116	7	123
Cost
Balance at 1 January 2020	116	144	260
Additions	—	1	1
Transfers and other movements(1)	—	(49)	(49)
Translation	10	—	10
Balance at 31 December 2020	126	96	222
Accumulated amortisation and impairments
Balance at 1 January 2020	—	137	137
Amortisation for the year	—	2	2
Transfers and other movements(1)	—	(49)	(49)
Translation	—	1	1
Balance at 31 December 2020	—	91	91
Net book value at 31 December 2020	126	5	131
Cost
Balance at 1 January 2021	126	96	222
Additions	—	1	1
Transfers and other movements(1)	—	(1)	(1)
Translation	(7)	(1)	(8)
Balance at 31 December 2021	119	95	214
Accumulated amortisation and impairments
Balance at 1 January 2021	—	91	91
Amortisation for the year	—	3	3
Transfers and other movements (1)	—	(1)	(1)
Translation	—	(1)	(1)
Balance at 31 December 2021	—	92	92
Net book value at 31 December 2021	119	3	122
(1)Transfers and other movements include amounts from asset reclassifications and amounts written off.
Impairment calculation assumptions for goodwill
Based on an analysis carried out by the group in 2021, the carrying value and value in use of the most sensitive CGU with goodwill is:

	2021
	US Dollars
Figures in millions	Carrying Value	Value in use
Sunrise Dam	183	389
As at 31 December 2021, the recoverable amount of Sunrise Dam exceeded its carrying amount by $206m. Sunrise Dam had $111m goodwill at that date.

It is estimated that a decrease of the long-term real gold price of $1,599/oz by 10%, would cause the recoverable amount of this CGU to equal its carrying amount. The sensitivity analysis has been provided on the basis that the key assumption changes without a change in the other assumptions. However, for a change in each of the assumptions used, it is impracticable to disclose the consequential effect of changes on the other variables used to measure the recoverable amount because these assumptions and others used in impairment testing of goodwill are inextricably linked.

Therefore, it is possible that outcomes within the next financial year that are different from the assumptions used in the impairment testing process for goodwill could require a material adjustment to the carrying amounts in future periods.

Net book value of goodwill allocated to each of the CGUs:

	US Dollars
Figures in millions	2021	2020	2019
- Sunrise Dam	111	118	108
- Serra Grande	8	8	8
	119	126	116
Real pre-tax discount rates applied in impairment calculations on the CGU for which the carrying amount of goodwill is significant is as follows:
- Sunrise Dam (1)	5.5%	8.7%	10.8%

Goodwill has been allocated to its respective CGUs where it is tested for impairment as part of the CGU . The group reviews and tests the carrying value of goodwill on an annual basis for impairment. The discount rates for 2021 were determined on a basis consistent with the 2020 discount rates.

(1)The value in use of the CGU is $389m (2020: $538m; 2019: $363m).